Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

11.  Inventories

	December 31, 2018	December 31, 2017
Finished products	2,797	2,219
Work in progress	690	648
Consumable inventory	956	1,059
Total	4,443	3,926

	Year ended December 31
	2018	2017	2016
Reversal (provision) for net realizable value	4	(86)	(199)

Finished and work in progress product inventory by segments is presented in note 4(c).

Accounting policy

Inventories are stated at the lower of cost and the net realizable value. The inventory production cost is determined on the basis of variable and fixed costs, direct and indirect costs of production, using the average cost method. At each statement of financial position date, inventories are assessed for impairment and a provision for losses on obsolete or slow-moving inventory may be recognized. The write-downs and reversals are included in “Cost of goods sold and services rendered”.